CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment, net	$ 6,078,179	$ 5,556,263
Intangible assets, net	1,377,110	1,332,508
Right-of-use assets, net	132,138	111,741
Investments in non-consolidated companies	1,608,804	1,540,646
Other investments NC	405,631	119,902
Deferred tax assets	789,615	208,870
Receivables, net	185,959	211,720
Non-current assets	10,577,436	9,081,650
Current assets
Inventories, net	3,921,097	3,986,929
Receivables and prepayments, net	228,819	183,811
Current tax assets	256,401	243,136
Trade receivables, net	2,480,889	2,493,940
Derivative financial instruments CA	9,801	30,805
Other investments C	1,969,631	438,448
Cash and cash equivalents	1,637,821	1,091,527
Current assets	10,504,459	8,468,596
Total assets	21,081,895	17,550,246
EQUITY
Shareholders' equity	16,842,972	13,905,709
Non-controlling interests	187,465	128,728
Total equity	17,030,437	14,034,437
Non-current liabilities
Borrowings	48,304	46,433
Lease liabilities	96,598	83,616
Derivative financial instruments NCL	255
Deferred tax liabilities	631,605	269,069
Other liabilities	271,268	230,142
Provisions	101,453	98,126
Non-current liabilities	1,149,483	727,386
Current liabilities
Borrowings	535,133	682,329
Lease liabilities	37,835	28,561
Derivative financial instruments CL	10,895	7,127
Current tax liabilities	488,277	376,240
Other liabilities	422,645	260,614
Provisions	35,959	11,185
Customer advances	263,664	242,910
Trade payables	1,107,567	1,179,457
Current liabilities	2,901,975	2,788,423
Total liabilities	4,051,458	3,515,809
Total equity and liabilities	$ 21,081,895	$ 17,550,246